UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Bedrijfstakpensioenfonds voor de Media PNO
Address:         Postbus 1340
                 1200 BH Hilversum
                 The Netherlands

13F File Number: 028-10623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Daan Heijting

Title:           director
Phone:           0031356259214

Signature,       Place,              and Date of Signing:
Daan Heijting    Hilversum           September 30, 2007




Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  19
Form 13F Information Table Value Total:  $149,446

FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AT & T INC COM                 COM              00206R102     6177   146000 SH       SOLE                   146000        0        0
ADOBE SYS INC DEL COM          COM              00724F101     8295   190000 SH       SOLE                   190000        0        0
CHEVRON CORPORATION COM        COM              166764100     7159    76500 SH       SOLE                    76500        0        0
CISCO SYS INC COM              COM              17275R102    11330   342000 SH       SOLE                   342000        0        0
DISNEY WALT CO COM             COM              254687106     3095    90000 SH       SOLE                    90000        0        0
ELECTRONIC DATA SYS CORP NEW   COM              285661104     4128   189000 SH       SOLE                   189000        0        0
EXXON MOBIL CORP               COM              30231G102    18512   200000 SH       SOLE                   200000        0        0
GENERAL ELEC CO COM            COM              369604103    20079   485000 SH       SOLE                   485000        0        0
GOOGLE INC CL A                COM              38259P508     3971     7000 SH       SOLE                     7000        0        0
HEWLETT PACKARD CO COM         COM              428236103     7170   144000 SH       SOLE                   144000        0        0
INTEL CORP                     COM              458140100     6051   234000 SH       SOLE                   234000        0        0
MCDONALDS CORP COM             COM              580135101     5992   110000 SH       SOLE                   110000        0        0
MICROSOFT CORP COM             COM              594918104     9015   306000 SH       SOLE                   306000        0        0
MORGAN STANLEY                 COM              617446448     6300   100000 SH       SOLE                   100000        0        0
PEPSICO INC COM                COM              713448108     5092    69500 SH       SOLE                    69500        0        0
PROCTER & GAMBLE CO COM        COM              742718109     9848   140000 SH       SOLE                   140000        0        0
SCHLUMBERGER LTD COM           COM              806857108     6615    63000 SH       SOLE                    63000        0        0
VERIZON COMMUNICATIONS COM     COM              92343V104     5624   127000 SH       SOLE                   127000        0        0
YAHOO INC                      COM              984332106     4993   186000 SH       SOLE                   186000        0        0